Omnibus Incentive Compensation Plan (Details) $ in Thousands	2 Months Ended	12 Months Ended
	Mar. 01, 2010 shares	Dec. 31, 2015 USD ($) shares	Dec. 23, 2015 shares	Dec. 31, 2014 USD ($) shares	Dec. 31, 2013 USD ($)	Aug. 21, 2014 shares	Jul. 22, 2010 shares	Apr. 29, 2008 shares
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Units / Shares authorized		850,000
Share based compensation | $		$ 34		$ 0	$ 3,528
Total compensation cost related to non vested awards | $		$ 4,658
Expected period of recognition for unrecognized compensation cost		3 years
Partnerships Omnibus Incentive Compensation Plan
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Units / Shares authorized						1,650,000	800,000	500,000
Partnerships Omnibus Incentive Compensation Plan Employees
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Units granted			240,000	0
Number of annual installments			3
Partnerships Omnibus Incentive Compensation Plan Non Employees
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Units granted			610,000	0
Vesting date of remaining awards			Dec. 31, 2018
Crude Carriers Corp. Equity Incentive Plan
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Units / Shares authorized	400,000
Units granted	399,400
Number of annual installments					3
Vesting date of remaining awards					Aug. 31, 2013
Employee equity compensation
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Units granted		240,000
Unvested shares		240,000		0
Share based compensation | $		$ 10		$ 0	$ 1,216
Total compensation cost related to non vested awards | $		$ 1,325		$ 0
Non-Employee equity compensation
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Units granted		610,000
Unvested shares		610,000		0
Share based compensation | $		$ 24		$ 0	$ 2,312
Total compensation cost related to non vested awards | $		$ 3,367		$ 0